SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


06-21   CEE      3500      13.7500      16.46 	     Weeden & Co
06-24	  " "      2200      13.6000      16.21             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          07/01/02